Expense Example, No Redemption (Vanguard Target Retirement 2030 Fund Retail)	Vanguard Target Retirement 2030 Fund Vanguard Target Retirement 2030 Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217